DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEPOSITS BY CUSTOMERS
Carrying value	$ 87,138,067	$ 59,492,839
Fair value	85,649,548	60,721,677
Less than 1 year
DEPOSITS BY CUSTOMERS
Carrying value	60,256,684	42,595,157
Fair value	60,113,046	43,621,375
Between 1 and 3 years
DEPOSITS BY CUSTOMERS
Carrying value	14,930,613	11,584,328
Fair value	14,621,696	11,729,237
Between 3 and 5 years
DEPOSITS BY CUSTOMERS
Carrying value	4,318,988	2,719,748
Fair value	4,017,350	2,795,178
Greater than 5 years
DEPOSITS BY CUSTOMERS
Carrying value	7,631,782	2,593,606
Fair value	$ 6,897,456	$ 2,575,887